Cash and cash equivalents - Summary of Cash and Cash Equivalents in the Statement of Cash Flows (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 160	$ 202
Short-term deposits		158
Money market funds	35	76
Repurchase agreements		268
Cash and cash equivalents as recorded in the Group statement of financial position	195	704	$ 168
Bank overdrafts	(87)	(104)
Cash and cash equivalents as recorded in the Group statement of cash flows	$ 108	$ 600	$ 58	$ 117